INTANGIBLE ASSETS	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS
NOTE 4 — INTANGIBLE ASSETS

For the three months ended March 31, 2019 and 2018, the Company invested in Software development costs in the amounts of $60,284 and $75,825 respectively.

Patents, technology and other intangibles with contractual terms are generally amortized over their estimated useful lives of ten years. When certain events or changes in operating conditions occur, an impairment assessment is performed and lives of intangible assets with determinable lives may be adjusted.

Software development costs are amortized over their estimated useful life of three years.

Intangible assets consisted of the following:

	March 31, 2019	December 31, 2018
Patents	$3,697,709	$3,697,709
Capitalized software development	1,470,543	1,410,259
Domain name	10,000	10,000
Accumulated amortization	(3,216,465)	(3,056,564)
Intangible assets, net	$1,961,787	$2,061,404

Amortization expense for patents totaled $93,658 and $87,026 for the three months ended March 31, 2019 and 2018, respectively. Amortization expense for software development totaled $66,243 and $36,322 for the three months ended March 31, 2019 and 2018, respectively.

Total amortization expense totaled $159,901 and $123,348 for the three months ended March 31, 2019 and 2018, respectively.

NOTE 5 — INTANGIBLE ASSETS

For the year ended December 31, 2018 and 2017, the Company invested in software development costs in the amounts of $404,890 and $383,802 respectively and acquired a domain name in 2018 in the amount of $10,000.

Patents, technology and other intangibles with contractual terms are generally amortized over their estimated useful lives of ten years. When certain events or changes in operating conditions occur, an impairment assessment is performed and lives of intangible assets with determinable lives may be adjusted. Due to the Company’s history of operating losses, intangible assets were evaluated for impairment and no impairment losses were incurred during the years ended December 31, 2018 and 2017, respectively.

Software development costs are amortized over their estimated useful life of three years.

Intangible assets consisted of the following:

	2018	2017
Patents	$3,697,709	$3,697,709
Capitalized software development	1,410,259	1,005,369
Domain name	10,000	-
Accumulated amortization	(3,056,564)	(2,538,615)
Intangible assets, net	$2,061,404	$2,164,463

Amortization expense for patents totaled $374,632 and $379,158 for the year ended December 31, 2018 and 2017, respectively. Amortization expense for software development totaled $143,317 and $153,430 for the years ended December 31, 2018 and 2017, respectively.

Total amortization expense totaled $517,949 and $532,588 for the year ended December 31, 2018 and 2017, respectively.